UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

Semiannual Report and Shareholder Letter November 30, 2018

Sign up for electronic delivery at franklintempleton.com/edelivery

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended November 30, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to strengthen and the unemployment rate declined.

Accordingly, the U.S. Federal Reserve (Fed), under chairman Jerome Powell, increased its federal funds rate by 0.25% at its June and September 2018 meetings, bringing the rate from 1.75% at the start of the period to 2.25% by period-end. In its September meeting, the Fed cited growing business investment and household spending as further evidence of strong economic growth. The Fed also stated that inflation remained stable and that longer-term inflation expectations had changed little. The Fed kept the federal funds rate unchanged at its November meeting, and comments by the chairman near period-end suggested the pace of future rate increases could slow.

During the six-month period, the municipal bond market posted modest performance that was better than other U.S. fixed income classes, with generally higher returns for shorter-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, increased employment, the strength of the U.S. economy and international political concerns. Against the backdrop of rising interest rates and increasing market volatility, municipal bonds performed relatively well compared to other fixed income sectors, as supply and demand patterns remained favorable overall.

Franklin New York Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us or your

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

financial advisor when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.
Chairman
Franklin New York Tax-Free Income Fund

Sheila Amoroso
Senior Vice President and Director
Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Not part of the semiannual report	franklintempleton.com

Semiannual Report

Franklin New York Tax-Free Income Fund

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes, and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.75 on September 10, 2018, to $10.67 on November 30, 2018. The Fund’s Class A shares paid dividends totaling 5.68 cents per share from September through November.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.06% based on an annualization of November’s 2.84 cent per share dividend and the maximum offering price of $11.14 on November 30, 2018. An investor in the 2018 maximum combined effective federal and New York state and City personal income tax bracket of 53.50% (including 3.80% Medicare tax) would need to earn a distribution rate of 6.58% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Credit Quality Composition*

11/30/18

Ratings	% of Total Investments

AAA	14.28%

AA	58.62%

A	14.31%

BBB	0.83%

Below Investment Grade	0.55%

Refunded	9.80%

Not Rated	1.61%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The financial markets experienced volatility during the six-month reporting period due to trade concerns and geopolitical stress. The municipal bond market outperformed the U.S. Treasury and corporate bond markets but underperformed U.S. equity markets. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +0.42% total return for the period, while U.S. Treasuries, as measured by the Bloomberg

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

franklintempleton.com	Semiannual Report	3

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Barclays U.S. Treasury Index, had a -0.17% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, had a -1.25% total return.3 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, outperformed the fixed income markets with a +3.02% total return.3 In times of equity market volatility, we believe it is important to remember that historically, municipal bonds offer a low correlation to stocks and can help partially offset stock declines in a balanced portfolio.

Dividend Distributions*

6/1/18–11/30/18

	Dividend per Share (cents)
Month	Class A**	Class A1	Class C	Class R6	Advisor Class

June	—	3.08	2.58	3.19	3.16

July	—	3.08	2.58	3.19	3.16

August	—	2.98	2.48	3.09	3.06

September	—	2.98	2.48	3.09	3.06

October	2.84	2.98	2.48	3.09	3.06

November	2.84	2.98	2.48	3.09	3.06

Total	5.68	18.08	15.08	18.74	18.56

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18, the Fund began offering Class A shares. See the prospectus for details.

Municipal bonds with longer maturities generally underperformed bonds with shorter maturities during the six-month period. High yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +0.69% total return, compared with a +0.42% total return for the Bloomberg Barclay Municipal Bond Index.3

Municipal issuance during the reporting period totaled $180 billion, approximately a 15% decline from total issuance for the same time frame in 2017.4 The fourth quarter of the calendar year is typically a heavy period for municipal bond issuance, and that has been the case so far in 2018, with October and November issuance reaching approximately $60 billion.4 On a year-over-year basis, issuance remains diminished as the Tax Cuts and Jobs Act of 2017 eliminated advanced refundings beginning in January 2018. Year-to-date

2018 issuance is $312 billion, which represents approximately a 16% decline from the same time period in 2017.4 In addition, when accounting for bonds taken out of the market due to maturity or bond calls, year-to-date net issuance is -$40 billion.5

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its June and September 2018 meetings. The target range stood at 2.00%–2.25% at period-end. The Fed also increased the discount rate 0.25% at both the June and September 2018 meetings, to finish the period at 2.75%. After the Fed’s anticipated September rate hike, it noted in its press release that “the labor market has continued to strengthen and that economic activity has been rising at a strong rate.” In total, the Fed raised the target range three times in 2017 (March, June and December), as well as three times so far in 2018 (March, June and September).

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

Over the six months under review, New York’s robust and diverse economy continued to grow. The state has a significant presence of corporate headquarters, a highly educated and global workforce, and income levels higher than the national average. Although unemployment decreased from 4.5% in May 2018 to 3.9% at period-end, it remained higher than the national average of 3.7%.6

New York’s budget for fiscal year 2019, which started April 1, 2018, includes additional investments in education, modest and disciplined growth in state operating funds, and the establishment of charitable trust funds for health care and education. The budget did not include some of the governor’s revenue-generating tax proposals and left long-term budget gaps unaddressed. Expectations for stronger economic growth led the state to increase tax revenue projections for fiscal year 2019. Near period-end, the state’s budget office significantly reduced the projected budget deficit for fiscal year 2020. However, this reduction does not take into account likely

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Barclays Municipal Credit Research.

6. Source: U.S. Bureau of Labor Statistics.

4	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

increases in the education budget, which is tied to personal income levels that have continued to rise in recent years.

New York’s net tax-supported debt was moderately high at 5.2% of personal income and $3,082 per capita, compared with the 2.3% and $987 national medians, respectively.7 During the period under review, independent credit rating agency Standard & Poor’s (S&P) maintained its AA+ rating and stable outlook on New York’s general obligation debt.8 S&P’s rating reflected its view of the stable budget and financial trends, history of conservative budgeting, prudent use of monetary settlements, and well-funded pension system. According to S&P, these strengths are counterbalanced by volatility in the state’s income tax receipts, a large and unfunded other postemployment benefit liability, and an uncertain federal policy environment. In addition, during times of economic distress general obligation bondholders may not have priority due to a state constitutional provision. While S&P believes this is unlikely to happen, the provision caps the state’s creditworthiness rating.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led us to favor longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any

Portfolio Composition

11/30/18

% of Total Investments*
Tax-Supported	21.55%
Transportation	18.41%
Refunded**	15.28%
Utilities	14.77%
Higher Education	8.03%
Subject to Government Appropriations	6.90%
General Obligation	5.62%
Corporate-Backed	3.72%
Hospital & Health Care	2.23%
Housing	1.81%
Other Revenue	1.68%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

other form of leverage. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

7. Source: Moody’s Investors Service, States - US: Medians – State debt continues slow growth trend, 4/24/18.

8. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	5

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Performance Summary as of November 30, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3
6-Month	-0.12%	-4.36%
1-Year	+0.37%	-3.90%
5-Year	+13.25%	+1.63%
10-Year	+48.17%	+3.56%

Advisor
6-Month	-0.04%	-0.04%
1-Year	+0.50%	+0.50%
5-Year	+13.98%	+2.65%

10-Year	+49.90%	+4.13%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]

A	3.06%	6.58%	2.08%	4.47%

Advisor	3.44%	7.40%	2.42%	5.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

6	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	11/30/18	9/10/18	5/31/18	Change

A (FNYQX)	$10.67	$10.75	N/A	-$0.08

A1 (FNYTX)	$10.68	N/A	$10.86	-$0.18

C (FNYIX)	$10.66	N/A	$10.85	-$0.19

R6 (FKTJX)	$10.69	N/A	$10.88	-$0.19

Advisor (FNYAX)	$10.68	N/A	$10.87	-$0.19

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income

A (9/10/18–11/30/18)	$0.0568

A1	$0.1808

C	$0.1508

R6	$0.1874

Advisor	$0.1856

Total Annual Operating Expenses[7]

Share Class

A	0.78%

Advisor	0.53%

See page 8 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	7

FRANKLIN NEW YORK TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/18.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/18 for the maximum combined effective federal and New York state and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18[1]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[2,3]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[3]	Annualized Expense Ratio

A	$1,000	$ 997.90	$1.73	$1,021.16	$3.95	0.78%
A1	$1,000	$1,000.10	$3.16	$1,021.91	$3.19	0.63%
C	$1,000	$ 996.40	$5.91	$1,019.15	$5.97	1.18%
R6	$1,000	$ 999.80	$2.51	$1,022.56	$2.54	0.50%
Advisor	$1,000	$ 999.60	$2.66	$1,022.41	$2.69	0.53%

1. For Classes A1, C, R6 and Advisor, 6/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 6/1/18 for Hypothetical.

2. For Classes A1, C, R6 and Advisor, 6/1/18–11/30/18. For Class A, 9/10/18–11/30/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above––in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 81/365 for Actual Class A expenses to reflect the number of days since inception.

franklintempleton.com	Semiannual Report	9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Highlights

Period Ended November 30, 2018 (unaudited)[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.75

Income from investment operations[b]:
Net investment income[c]	0.08
Net realized and unrealized gains (losses)	(0.10)

Total from investment operations	(0.02)

Less distributions from net investment income	(0.06)

Net asset value, end of period	$10.67

Total return[d]	(0.21)%

Ratios to average net assets[e]
Expenses[f]	0.78%
Net investment income	3.17%

Supplemental data
Net assets, end of period (000’s)	$115,478
Portfolio turnover rate	11.78%

aFor the period September 10, 2018 (effective date) to November 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2018		Year Ended May 31,
	(unaudited)	2018	2017	2016	2015	2014

Class A1

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.86	$11.20	$11.54	$11.58	$11.69	$11.98

Income from investment operations[a]:
Net investment income[b]	0.18	0.37	0.39	0.41	0.43	0.46
Net realized and unrealized gains (losses)	(0.18)	(0.34)	(0.33)	(0.04)	(0.11)	(0.30)

Total from investment operations	—	0.03	0.06	0.37	0.32	0.16

Less distributions from net investment income	(0.18)	(0.37)	(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$10.68	$10.86	$11.20	$11.54	$11.58	$11.69

Total return[c]	0.01%	0.26%	0.52%	3.30%	2.76%	1.52%

Ratios to average net assets[d]
Expenses	0.63%[e]	0.64%	0.61%	0.61%	0.61%	0.60%
Net investment income	3.32%	3.33%	3.45%	3.59%	3.67%	4.03%

Supplemental data
Net assets, end of period (000’s)	$3,207,451	$3,421,773	$3,892,131	$4,131,002	$4,319,062	$4,599,685
Portfolio turnover rate	11.78%	10.58%	17.44%	4.14%	6.54%	4.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2018		Year Ended May 31,
	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.85	$11.19	$11.52	$11.57	$11.67	$11.97

Income from investment operations[a]:
Net investment income[b]	0.15	0.31	0.33	0.35	0.36	0.39
Net realized and unrealized gains (losses)	(0.19)	(0.34)	(0.33)	(0.05)	(0.10)	(0.30)

Total from investment operations	(0.04)	(0.03)	—	0.30	0.26	0.09

Less distributions from net investment income	(0.15)	(0.31)	(0.33)	(0.35)	(0.36)	(0.39)

Net asset value, end of period	$10.66	$10.85	$11.19	$11.52	$11.57	$11.67

Total return[c]	(0.36)%	(0.31)%	0.04%	2.64%	2.28%	0.87%

Ratios to average net assets[d]
Expenses	1.18% [e]	1.19%	1.16%	1.16%	1.16%	1.15%
Net investment income	2.77%	2.78%	2.90%	3.04%	3.12%	3.48%

Supplemental data
Net assets, end of period (000’s)	$348,374	$506,155	$614,981	$665,206	$674,478	$700,352
Portfolio turnover rate	11.78%	10.58%	17.44%	4.14%	6.54%	4.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.88	$11.15

Income from investment operations[b]:
Net investment income[c]	0.19	0.33
Net realized and unrealized gains (losses)	(0.19)	(0.32)

Total from investment operations	—	0.01

Less distributions from net investment income	(0.19)	(0.28)

Net asset value, end of period	$10.69	$10.88

Total return[d]	(0.02)%	0.13%

Ratios to average net assets[e]
Expenses	0.50% [f]	0.50%[g]
Net investment income	3.45%	3.47%

Supplemental data
Net assets, end of period (000’s)	$58,463	$60,363
Portfolio turnover rate.	11.78%	10.58%

aFor the period August 1, 2017 (effective date) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2018		Year Ended May 31,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.87	$11.21	$11.55	$11.59	$11.69	$11.99

Income from investment operations[a]:
Net investment income[b]	0.18	0.38	0.40	0.42	0.44	0.47
Net realized and unrealized gains (losses)	(0.18)	(0.34)	(0.33)	(0.04)	(0.10)	(0.31)

Total from investment operations	—	0.04	0.07	0.38	0.34	0.16

Less distributions from net investment income.	(0.19)	(0.38)	(0.41)	(0.42)	(0.44)	(0.46)

Net asset value, end of period	$10.68	$10.87	$11.21	$11.55	$11.59	$11.69

Total return[c]	(0.04)%	0.35%	0.61%	3.40%	2.94%	1.53%

Ratios to average net assets[d]
Expenses	0.53% [e]	0.54%	0.51%	0.51%	0.51%	0.50%
Net investment income	3.42%	3.43%	3.55%	3.69%	3.77%	4.13%

Supplemental data
Net assets, end of period (000’s)	$226,251	$240,101	$312,544	$274,034	$271,828	$180,654
Portfolio turnover rate	11.78%	10.58%	17.44%	4.14%	6.54%	4.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, November 30, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds 94.3%
New York 93.8%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$ 3,166,530
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	4,010,938
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,170,551
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,083,560
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,056,950
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,332,013
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,514,248
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	11,857,567
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,594,550
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	5,789,466
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	8,990,109
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,381,975
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	5,787,967
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	22,226,200
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	4,385,000	4,424,509
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	16,590,600
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	33,455,000	35,460,293
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,655,128
Long Island Power Authority Electric System Revenue,
General, 5.00%, 9/01/39	5,000,000	5,631,900
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,674,640
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,392,200
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,572,650
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,023,300
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	19,765,080
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33	5,000,000	5,076,450
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	42,727,440
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	16,183,350
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,721,710
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,254,840
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	1,981,977
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	17,570,000	17,747,633
University of Rochester Project, Refunding, Series D, 4.00%, 7/01/43	17,550,000	17,727,430
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,169,912
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,645,600
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	63,750,000	65,687,362
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,331,240
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	33,752,092
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	6,849,480
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	5,608,500
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	15,082,384

franklintempleton.com	Semiannual Report	15

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/41	$6,000,000	$ 6,499,500
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/51	2,505,000	2,712,890
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%, 11/15/37	8,500,000	8,626,990
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	11,324,115
Transportation, Refunding, Series B, 5.00%, 11/15/37	5,000,000	5,490,850
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,667,164
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	6,975,902
Transportation, Refunding, Series D, 4.00%, 11/15/42	20,000,000	20,125,000
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,514,000
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,504,200
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,502,759
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	10,751,300
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,066,328
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,355,334
Transportation, Series C, 5.00%, 11/15/38	10,000,000	10,659,300
Transportation, Series C, 5.00%, 11/15/42	10,000,000	10,646,500
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000	17,952,124
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000	22,891,480
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	28,432,623
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,735,000	5,882,675
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	6,025,000	6,180,143
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	27,210,000	27,938,403
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	28,190,000	28,984,395
Sewer and Storm Water Resources District, Series D, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	7,620,000	7,834,732
New York City Educational Construction Fund Revenue, Series A, 5.75%, 4/01/41	20,000,000	21,491,400
New York City GO,
Citysavers, Series B, zero cpn., 12/01/18	1,080,375	1,080,375
Citysavers, Series B, zero cpn., 6/01/19	1,107,250	1,096,731
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,085,504
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,698,900
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,426
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,718,167
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,231,238
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,221,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	23,228,669
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,176,200
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,456,160
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,333,180
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,663,035
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	7,777,980
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	6,250,000	7,052,375
Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/41	5,000,000	5,051,700
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/40	6,830,000	7,679,310
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/45	10,000,000	11,175,800
[a] Fiscal 2019, Series D, Subseries D-1, 4.00%, 12/01/43	10,000,000	10,089,900
[a] Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/44	10,000,000	11,251,300

16	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Refunding, Series D, 5.125%, 8/01/19	$10,000	$ 10,025
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,026
Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000	18,251,325
Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000	13,958,500
Series E-1, 5.00%, 3/01/40	7,500,000	8,425,500
Series I, Subseries I-1, 5.375%, 4/01/36	630,000	636,785
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36	16,870,000	17,071,765
Series J, Subseries J-1, 5.00%, 5/15/33	11,640,000	11,783,987
Series J, Subseries J-1, Pre-Refunded, 5.00%, 5/15/33	7,860,000	7,976,014
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,711,317
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,186,192
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,033,030
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,328,743
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	12,611,875
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	19,273,030
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	33,578,279
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	41,444,581
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,381,050
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	24,372,586
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	37,472,032
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/40	15,000,000	16,991,850
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000	23,199,431
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	20,000,000	22,273,800
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	29,605,004
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	30,138,900
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	31,859,141
Fiscal 2019, Refunding, Series S-1, Subseries S-2A, 5.00%, 7/15/45	17,000,000	19,007,020
Fiscal 2019, Refunding, Series S-2, Subseries S-2A, 5.00%, 7/15/34	4,235,000	4,872,791
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/37	10,425,000	11,846,866
Fiscal 2019, Series S-1, Subseries S-2A, 5.00%, 7/15/43	5,230,000	5,874,650
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34	740,000	748,170
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	20,203,600
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%, 5/01/34	19,260,000	19,519,432
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	18,094,560
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	10,000,000	10,660,200
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,430,850
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	8,937,225
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	48,592,800
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	18,621,460
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	24,135,000	26,340,698
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	19,899,420
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	5,688,545
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,560,650
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,122,500
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,092,800
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	7,433,660

franklintempleton.com	Semiannual Report	17

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	$13,415,000	$ 14,828,404
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	4,340,000	4,833,935
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43	5,645,000	5,702,466
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/45	17,500,000	19,472,950
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-3, 4.00%, 5/01/42	7,410,000	7,508,553
Future Tax Secured, Subordinate, Fiscal 2019, Series A, Subseries A-1, 5.00%, 8/01/42	5,000,000	5,649,300
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A, 5.00%, 11/15/46	5,000,000	5,530,950
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	50,000,000	54,110,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	18,118,100
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,378,800
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	33,841,260
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	104,099,208
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/39	7,250,000	7,384,560
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,355,920
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,029,698
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	3,813,637
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	12,715,800
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,172,800
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	22,373,780
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	5,976,163
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	13,220,000	15,256,938
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,385,000	1,388,740
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, Pre-Refunded, 6.25%, 8/15/34	3,705,000	3,818,336
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, Pre-Refunded, 6.00%, 8/15/38	3,250,000	3,343,828
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%, 7/01/47	5,000,000	5,047,600
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	13,724,620
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	10,557,400
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,014,470
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,268,910
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,650,150
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	7,584,415
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,363,840
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,583,100
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,592,270
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,817,600
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/39	20,000,000	20,371,200
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/39	19,650,000	20,014,704
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,329,417

18	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/36	$11,000,000	$ 12,045,000
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	3,090,000	3,129,521
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,176,273
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,037,530
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.25%, 5/01/30	8,750,000	8,874,950
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.50%, 5/01/30	3,000,000	3,046,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.50%, 5/01/37	13,000,000	13,201,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,683,700
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-Refunded, 5.00%, 5/01/21	2,500,000	2,533,675
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,281,568
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,115,340
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,108,930
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	7,984,280
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,785,615
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/29	3,775,000	3,843,969
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,011,000
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	265,000	278,926
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	395,000	415,248
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/24	710,000	745,741
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	45,000	46,035
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/36	60,000	61,495
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/21	4,735,000	5,002,196
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	6,750,000	7,130,902
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	12,020,000	12,698,289
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	300,000	308,721
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	2,700,000	2,785,482
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,060,045
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,076,245
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,561,670

franklintempleton.com	Semiannual Report	19

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	$1,675,000	$ 1,894,861
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,169,086
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,234,500
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,503,000
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,548,732
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/35	2,000,000	2,268,060
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/36	1,500,000	1,693,845
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/37	2,000,000	2,258,460
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	1,000,000	1,125,250
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/42	3,750,000	4,172,287
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/43	4,300,000	4,831,996
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/46	4,000,000	4,437,920
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/48	13,925,000	15,563,555
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	6,862,203
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,510,691
Non-State Supported Debt, University of Rochester, Series A, Pre-Refunded, 5.125%, 7/01/39	9,015,000	9,188,719
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,413,270
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,544,800
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	26,893,500
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	16,120,200
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	20,064,600
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,262,770
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,086,550
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 2, Refunding, Series E, 5.00%, 3/15/37	15,340,000	17,545,432
Bid Group 4, Refunding, Series A, 4.00%, 3/15/46	25,000,000	25,367,250
Bid Group 4, Refunding, Series C, 4.00%, 3/15/44	5,310,000	5,388,004
Bid Group C, Series A, 5.00%, 3/15/41	10,000,000	11,153,400
Group C, Series A, 5.00%, 3/15/42	10,000,000	11,145,800
Series A, 5.00%, 3/15/34	10,000,000	11,355,900
Series A, 5.00%, 3/15/35	24,545,000	27,782,240
Series A, 5.00%, 3/15/36	31,550,000	35,571,678
Series A, 5.00%, 3/15/42	6,235,000	7,012,442
Series A, 4.00%, 3/15/46	16,515,000	16,735,310
Series B, 5.00%, 3/15/40	12,640,000	14,000,064
Series B, 5.00%, 3/15/41	10,520,000	11,645,219

20	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue, (continued)
State Supported Debt, Series A, 5.00%, 3/15/31	$15,685,000	$ 17,473,247
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,053,355
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	40,595,422
State Supported Debt, Series A, 4.00%, 3/15/48	10,000,000	10,107,900
New York State Dormitory Authority State Personal Income Tax Revenue,
2017, Series A, 5.00%, 2/15/34	915,000	920,188
2017, Series A, 5.00%, 2/15/39	1,265,000	1,271,945
2017, Series A, Pre-Refunded, 5.00%, 2/15/34	15,595,000	15,696,367
2017, Series A, Pre-Refunded, 5.00%, 2/15/39	19,420,000	19,546,230
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	30,188,115
Education, Series A, Pre-Refunded, 5.00%, 3/15/38	5,000,000	5,046,800
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	232,634
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/40	9,425,000	10,529,139
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	12,425,000	13,860,833
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/43	4,595,000	5,118,692
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000	20,233,800
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	5,602,100
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	5,586,850
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	9,981,278
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,410,805
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,575,600
Series A, 5.00%, 2/15/41	4,000,000	4,435,760
Series A, 5.00%, 2/15/42	1,950,000	2,161,049
Series A, 5.00%, 2/15/43	8,450,000	9,358,459
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	15,099
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	20,132
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Refunding, Series, 5.00%, 6/15/46	28,360,000	31,829,279
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000	5,532,250
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series A, 5.125%, 6/15/38	35,000,000	35,553,700
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/47	12,345,000	13,845,411
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution SRF, Subordinated, Series B, 5.00%, 6/15/48	7,500,000	8,489,400
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,035,580
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,507,725
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,542,245
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,023,300
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.00%, 1/01/46	25,000,000	27,168,250
New York State Thruway Authority General Revenue,
Refunding, Series I, 5.00%, 1/01/37	21,250,000	22,495,462
Refunding, Series L, 5.00%, 1/01/34	2,600,000	2,963,818
Refunding, Series L, 5.00%, 1/01/35	3,000,000	3,407,160
Series I, 5.00%, 1/01/42	45,000,000	47,393,550

franklintempleton.com	Semiannual Report	21

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	$10,000,000	$ 10,855,900
Series A, 5.00%, 4/01/27	27,000,000	29,337,930
Series A, 5.00%, 4/01/28	11,600,000	12,600,616
Series A, 5.00%, 4/01/30	9,000,000	9,767,250
Series A, 5.00%, 4/01/31	10,250,000	11,116,945
Series A, 5.00%, 4/01/32	11,100,000	12,031,512
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, 5.625%, 1/01/28	3,780,000	3,790,471
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	16,833,750
State Personal Income Tax, General Purpose, Refunding, Series C, 5.00%, 3/15/42	8,400,000	9,378,684
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%, 3/15/36	10,000,000	10,093,600
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,020
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,834,385
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	25,571,250
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	29,657,720
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	25,551,750
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	29,481,045
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	11,125,100
Consolidated, Refunding, Two Hundred Eleventh Series, 5.00%, 9/01/48	25,000,000	28,159,500
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	2,881,840
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,260,467
Suffolk County Water Authority Revenue, Water System, Series A, 4.00%, 6/01/41	25,000,000	25,615,750
Triborough Bridge and Tunnel Authority Revenue,
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,606,488
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	16,457,400
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	34,922,656
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	23,902,190
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	20,610,907
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,082,496
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,382,680
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	6,438,390
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	14,465,360
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45	5,000,000	5,582,950
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000	5,476,600
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	44,225,500
Utility Debt Securitization Authority Revenue,
Restructuring, 5.00%, 12/15/41	8,500,000	9,656,000
Restructuring, Refunding, 5.00%, 12/15/33	20,000,000	22,735,400
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,277,031
Restructuring, Refunding, 5.00%, 12/15/40	10,000,000	11,376,700
Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	38,527,802
Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	6,565,752
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	1,400,000	1,538,992
Series A, 5.00%, 4/01/45	2,250,000	2,461,275
		3,708,114,691

22	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 0.5%
Puerto Rico 0.5%
[b] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	$32,250,000	$ 20,398,125

Total Municipal Bonds before Short Term Investments (Cost $3,656,794,853)		3,728,512,816

Short Term Investments 3.7%

Municipal Bonds 3.7%
New York 3.7%
[c] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.70%, 11/01/31	72,695,000	72,695,000
[c] Triborough Bridge and Tunnel Authority Revenue,
General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Weekly VRDN and Put, 1.69%, 1/01/32	14,890,000	14,890,000
General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T CO, Weekly VRDN and Put, 1.72%, 1/01/32	8,000,000	8,000,000
General, MTA Bridges and Tunnels, Refunding, Series F, LOC Citibank, Daily VRDN and Put, 1.69%, 11/01/32	51,020,000	51,020,000

Total Short Term Investments (Cost $146,605,000)		146,605,000

Total Investments (Cost $3,803,399,853) 98.0%		3,875,117,816
Other Assets, less Liabilities 2.0%		80,900,113

Net Assets 100.0%		$3,956,017,929

See Abbreviations on page 33.

aSecurity purchased on a when-issued basis. See Note 1(b).

bSee Note 7 regarding defaulted securities.

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

November 30, 2018 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,803,399,853

Value - Unaffiliated issuers	$3,875,117,816
Cash	62,356,390
Receivables:
Capital shares sold	2,810,759
Interest	44,155,317
Other assets	892

Total assets	3,984,441,174

Liabilities:
Payables:
Investment securities purchased	21,272,500
Capital shares redeemed	4,523,956
Management fees	1,504,647
Distribution fees	517,096
Transfer agent fees	431,121
Accrued expenses and other liabilities	173,925

Total liabilities	28,423,245

Net assets, at value	$3,956,017,929

Net assets consist of:
Paid-in capital	$4,213,274,634
Total distributable earnings (loss)	(257,256,705)

Net assets, at value	$3,956,017,929

Class A:
Net assets, at value	$115,478,430

Shares outstanding	10,824,707

Net asset value per share[a]	$10.67

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.14

Class A1:
Net assets, at value	$3,207,451,498

Shares outstanding	300,454,339

Net asset value per share[a]	$10.68

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.15

Class C:
Net assets, at value	$348,373,656

Shares outstanding	32,673,943

Net asset value and maximum offering price per share[a]	$10.66

Class R6:
Net assets, at value	$58,463,444

Shares outstanding	5,469,993

Net asset value and maximum offering price per share	$10.69

Advisor Class:
Net assets, at value	$226,250,901

Shares outstanding	21,180,823

Net asset value and maximum offering price per share	$10.68

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2018 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$80,832,570

Expenses:
Management fees (Note 3a)	9,269,497
Distribution fees: (Note 3c)
Class A	30,836
Class A1	1,699,178
Class C	1,484,610
Transfer agent fees: (Note 3e)
Class A	7,594
Class A1	1,021,639
Class C	140,777
Class R6	7,905
Advisor Class	72,454
Custodian fees (Note 4)	17,670
Reports to shareholders	62,415
Registration and filing fees	31,000
Professional fees	144,187
Trustees’ fees and expenses	39,770
Other	93,665

Total expenses	14,123,197
Expense reductions (Note 4)	(17,599)

Net expenses	14,105,598

Net investment income.	66,726,972

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,659,498)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(64,120,188)

Net realized and unrealized gain (loss)	(70,779,686)

Net increase (decrease) in net assets resulting from operations	$(4,052,714)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$66,726,972	$149,509,247
Net realized gain (loss)	(6,659,498)	(156,804,906)
Net change in unrealized appreciation (depreciation)	(64,120,188)	16,133,054

Net increase (decrease) in net assets resulting from operations	(4,052,714)	8,837,395

Distributions to shareholders: (Note 1d)
Class A	(294,000)	—
Class A1	(55,815,945)	(123,346,154)
Class M	(14)	(58)
Class C	(6,525,843)	(15,806,380)
Class R6	(1,037,644)	(716,761)
Advisor Class	(4,060,225)	(9,961,956)

Total distributions to shareholders	(67,733,671)	(149,831,309)

Capital share transactions: (Note 2)
Class A	114,807,763	—
Class A1	(156,129,678)	(356,385,585)
Class M	(4,919)	5,000
Class C	(148,655,147)	(91,316,934)
Class R6	(853,807)	61,121,085
Advisor Class	(9,755,883)	(63,689,706)

Total capital share transactions	(200,591,671)	(450,266,140)

Net increase (decrease) in net assets	(272,378,056)	(591,260,054)
Net assets:
Beginning of period	4,228,395,985	4,819,656,039

End of period (Note 1d)	$3,956,017,929	$4,228,395,985

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class M was closed to investors effective at the close of market June 8, 2018.

Effective September 10, 2018, Class A shares were renamed A1, and the Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

franklintempleton.com	Semiannual Report	27

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Income Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

28	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the year ended May 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A1	$(123,346,154)
Class M	(58)
Class C	(15,806,380)
Class R6	(716,761)
Advisor Class	(9,961,956)

For the year ended May 31, 2018, undistributed net investment income included in net assets was $6,856,443.

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2018[a,b]		May 31, 2018[c,d]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[e]	11,044,056	$117,134,585
Shares issued in reinvestment of distributions	25,798	272,737
Shares redeemed	(245,147)	(2,599,559)

Net increase (decrease)	10,824,707	$114,807,763

Class A1 Shares:
Shares sold	7,628,362	$81,607,922	18,567,685	$204,859,902
Shares issued in reinvestment of distributions	4,287,570	46,074,848	9,237,338	101,716,707
Shares redeemed	(26,447,205)	(283,812,448)	(60,248,483)	(662,962,194)

Net increase (decrease)	(14,531,273)	$(156,129,678)	(32,443,460)	$(356,385,585)

Class M Shares:
Shares sold	—	$—	455	$5,000
Shares redeemed	(455)	(4,919)	—	—

Net increase (decrease)	(455)	$(4,919)	455	$5,000

Class C Shares:
Shares sold	890,926	$9,567,841	3,673,575	$40,462,538
Shares issued in reinvestment of distributions	551,893	5,931,310	1,295,143	14,252,001
Shares redeemed[e]	(15,416,441)	(164,154,298)	(13,284,545)	(146,031,473)

Net increase (decrease)	(13,973,622)	$(148,655,147)	(8,315,827)	$(91,316,934)

Class R6 Shares:
Shares sold	549,470	$5,904,480	5,878,979	$64,695,824
Shares issued in reinvestment of distributions	96,387	1,036,637	65,956	715,974
Shares redeemed	(726,378)	(7,794,924)	(394,421)	(4,290,713)

Net increase (decrease)	(80,521)	$(853,807)	5,550,514	$61,121,085

franklintempleton.com	Semiannual Report	29

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	November 30, 2018[a,b]		May 31, 2018[c,d]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	3,256,251	$35,001,348	8,421,825	$92,950,260
Shares issued in reinvestment of distributions	331,458	3,564,072	793,839	8,752,085
Shares redeemed	(4,497,148)	(48,321,303)	(15,008,230)	(165,392,051)
Net increase (decrease)	(909,439)	$(9,755,883)	(5,792,566)	$(63,689,706)

aFor the period September 10, 2018 (effective date) to November 30, 2018, for Class A.

bClass M was closed to investors on June 8, 2018.

cFor the period January 25, 2018 (effective date) to May 31, 2018, for Class M.

dFor the period August 1, 2017 (effective date) to May 31, 2018, for Class R6.

eMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended November 30, 2018, the annualized gross effective investment management fee rate was 0.453% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

30	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate, for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$51,466
CDSC retained	$41,530

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Fund paid transfer agent fees of $1,250,369, of which $662,228 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2018, these purchase and sale transactions aggregated $53,280,000 and $122,230,000, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

franklintempleton.com	Semiannual Report	31

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At May 31, 2018, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short Term	$64,757,881
Long Term	255,858,304
Total capital loss carryforwards	$320,616,185

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,810,862,558

Unrealized appreciation	$101,280,718
Unrealized depreciation	(37,025,460)

Net unrealized appreciation (depreciation)	$64,255,258

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond workout expenditures.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2018, aggregated $464,951,158 and $769,080,144, respectively.

7. Defaulted Securities

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November 30, 2018, the value of this security was $20,398,125, representing 0.5% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

32	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2018, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At November 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Authority/Agency
GO	General Obligation
HDC	Housing Development Corp.
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

franklintempleton.com	Semiannual Report	33

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

34	Semiannual Report	franklintempleton.com

This page intentionally left blank.

This page intentionally left blank.

Semiannual Report and Shareholder Letter

Franklin New York Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	1115 S 01/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date January 24, 2019

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date January 24, 2019